Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
JPMorgan SmartRetirement® Blend 2020 Fund
JPMorgan SmartRetirement® Blend 2025 Fund
JPMorgan SmartRetirement® Blend 2030 Fund
JPMorgan SmartRetirement® Blend 2035 Fund
JPMorgan SmartRetirement® Blend 2040 Fund
JPMorgan SmartRetirement® Blend 2045 Fund
JPMorgan SmartRetirement® Blend 2050 Fund
JPMorgan SmartRetirement® Blend 2055 Fund
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2015 Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%
Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed Income	50.20%
U.S. Fixed Income	35.36%
Inflation Managed	4.80%
High Yield Fixed Income	8.54%
Emerging Markets Debt	1.50%
Equity	47.80%
U.S. Large Cap Equity	23.44%
U.S. Mid Cap Equity	3.34%
U.S. Small Cap Equity	2.88%
REITs	0.95%
International Equity	13.06%
Emerging Markets Equity	4.13%
Money Market/Cash and Cash Equivalents	2.00%
Money Market/Cash and Cash Equivalents	2.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	60.77%
U.S. Large Cap Equity	29.81%
U.S. Mid Cap Equity	4.24%
U.S. Small Cap Equity	3.65%
REITs	1.20%
International Equity	16.40%
Emerging Markets Equity	5.47%
Fixed Income	39.23%
U.S. Fixed Income	30.16%
Inflation Managed	1.20%
High Yield Fixed Income	6.68%
Emerging Markets Debt	1.19%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	73.18%
U.S. Large Cap Equity	35.89%
U.S. Mid Cap Equity	5.11%
U.S. Small Cap Equity	4.40%
REITs	1.45%
International Equity	19.75%
Emerging Markets Equity	6.58%
Fixed Income	26.82%
U.S. Fixed Income	21.44%
Inflation Managed	0.00%
High Yield Fixed Income	4.57%
Emerging Markets Debt	0.81%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	83.40%
U.S. Large Cap Equity	40.89%
U.S. Mid Cap Equity	5.84%
U.S. Small Cap Equity	5.00%
REITs	1.67%
International Equity	22.25%
Emerging Markets Equity	7.75%
Fixed Income	16.60%
U.S. Fixed Income	13.28%
Inflation Managed	0.00%
High Yield Fixed Income	2.82%
Emerging Markets Debt	0.50%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	91.20%
U.S. Large Cap Equity	44.66%
U.S. Mid Cap Equity	6.40%
U.S. Small Cap Equity	5.47%
REITs	1.84%
International Equity	24.16%
Emerging Markets Equity	8.67%
Fixed Income	8.80%
U.S. Fixed Income	7.04%
Inflation Managed	0.00%
High Yield Fixed Income	1.39%
Emerging Markets Debt	0.37%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend Income Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2015 Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%
Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2020 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2015 Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%
Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2025 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2025 Fund

Target Allocations[1]
Fixed Income	50.20%
U.S. Fixed Income	35.36%
Inflation Managed	4.80%
High Yield Fixed Income	8.54%
Emerging Markets Debt	1.50%
Equity	47.80%
U.S. Large Cap Equity	23.44%
U.S. Mid Cap Equity	3.34%
U.S. Small Cap Equity	2.88%
REITs	0.95%
International Equity	13.06%
Emerging Markets Equity	4.13%
Money Market/Cash and Cash Equivalents	2.00%
Money Market/Cash and Cash Equivalents	2.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2030 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2030 Fund

Target Allocations[1]
Equity	60.77%
U.S. Large Cap Equity	29.81%
U.S. Mid Cap Equity	4.24%
U.S. Small Cap Equity	3.65%
REITs	1.20%
International Equity	16.40%
Emerging Markets Equity	5.47%
Fixed Income	39.23%
U.S. Fixed Income	30.16%
Inflation Managed	1.20%
High Yield Fixed Income	6.68%
Emerging Markets Debt	1.19%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2035 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2035 Fund

Target Allocations[1]
Equity	73.18%
U.S. Large Cap Equity	35.89%
U.S. Mid Cap Equity	5.11%
U.S. Small Cap Equity	4.40%
REITs	1.45%
International Equity	19.75%
Emerging Markets Equity	6.58%
Fixed Income	26.82%
U.S. Fixed Income	21.44%
Inflation Managed	0.00%
High Yield Fixed Income	4.57%
Emerging Markets Debt	0.81%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2040 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2040 Fund

Target Allocations[1]
Equity	83.40%
U.S. Large Cap Equity	40.89%
U.S. Mid Cap Equity	5.84%
U.S. Small Cap Equity	5.00%
REITs	1.67%
International Equity	22.25%
Emerging Markets Equity	7.75%
Fixed Income	16.60%
U.S. Fixed Income	13.28%
Inflation Managed	0.00%
High Yield Fixed Income	2.82%
Emerging Markets Debt	0.50%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2045 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2045 Fund

Target Allocations[1]
Equity	91.20%
U.S. Large Cap Equity	44.66%
U.S. Mid Cap Equity	6.40%
U.S. Small Cap Equity	5.47%
REITs	1.84%
International Equity	24.16%
Emerging Markets Equity	8.67%
Fixed Income	8.80%
U.S. Fixed Income	7.04%
Inflation Managed	0.00%
High Yield Fixed Income	1.39%
Emerging Markets Debt	0.37%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2060 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2055 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST I
JPMorgan SmartRetirement® Blend 2050 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE